Note 15 - Other (Expense) Income, Net	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
Other Income and Other Expense Disclosure [Text Block]
15.  OTHER (EXPENSE) INCOME, NET

The major components of other (expense) income, net are as follows:

	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)

Other income:
Remeasurement gain on foreign currency denominated debt	$-	$1,137	$-	$4,093
Remeasurement gain on foreign currency denominated intercompany loans	-	-	8,430	5,063
Other, net	190	93	521	986
Total other income	$190	$1,230	$8,951	$10,142

	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)

Other expense:
Remeasurement loss on foreign currency denominated debt	$-	$-	$(2,728)	$-
Foreign exchange loss, net	(630)	(1,380)	(1,050)	(208)
Other, net	-	(407)	(192)	(522)
Total other expense	(630)	(1,787)	(3,970)	(730)

Net other (expense) income	$(440)	$(557)	$4,981	$9,412